Retirement-Related Benefits - OCI and AOCI (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Changes in AOCI for retirement-related benefits
Current period loss/(gain)		$ 3,115	$ (878)	$ (2,433)	[1]
Curtailments and settlements		(5)	(5,970)	(94)	[1]
Amortization of net loss included in net periodic (income)/cost		(515)	(1,596)	(2,484)	[1]
Current period prior service costs/(credits)		(2)	(463)	51	[1]
Amortization of prior service (costs)/credits included in net periodic (income)/cost		9	(12)	(9)	[1]
Pension settlement charge	$ 5,900	0	5,894	0
Pension Plan | United States
Changes in AOCI for retirement-related benefits
Net loss at beginning of period		8,617	14,273
Current period loss/(gain)		959	794
Curtailments and settlements		0	(5,923)
Amortization of net loss included in net periodic (income)/cost		(109)	(527)
Net loss at end of period		9,467	8,617	14,273
Prior service costs/(credits) at beginning of period		0	8
Current period prior service costs/(credits)		0	0
Curtailments, settlements and other		0	0
Amortization of prior service (costs)/credits included in net periodic (income)/cost		0	(8)
Prior service costs/(credits) at end of period		0	0	8
Transition (assets)/liabilities at beginning of period		0	0
Transition (assets)/liabilities at end of period		0	0	0
Total loss recognized in accumulated other comprehensive income/(loss)		9,467	8,617
Pension settlement charge	$ 5,900		5,900
Pension Plan | Non-U.S. Plans
Changes in AOCI for retirement-related benefits
Net loss at beginning of period		11,219	13,412
Current period loss/(gain)		2,125	(1,115)
Curtailments and settlements		(7)	(47)
Amortization of net loss included in net periodic (income)/cost		(400)	(1,031)
Net loss at end of period		12,937	11,219	13,412
Prior service costs/(credits) at beginning of period		330	397
Current period prior service costs/(credits)		(1)	(53)
Curtailments, settlements and other		0	0
Amortization of prior service (costs)/credits included in net periodic (income)/cost		(20)	(14)
Prior service costs/(credits) at end of period		309	330	397
Transition (assets)/liabilities at beginning of period		0	0
Transition (assets)/liabilities at end of period		0	0	0
Total loss recognized in accumulated other comprehensive income/(loss)		13,245	11,549
Other Postretirement Benefits Plan | United States
Changes in AOCI for retirement-related benefits
Net loss at beginning of period		94	464
Current period loss/(gain)		(20)	(365)
Curtailments and settlements		0	0
Amortization of net loss included in net periodic (income)/cost		0	(5)
Net loss at end of period		73	94	464
Prior service costs/(credits) at beginning of period		(379)	26
Current period prior service costs/(credits)		0	(415)
Curtailments, settlements and other		0	0
Amortization of prior service (costs)/credits included in net periodic (income)/cost		29	10
Prior service costs/(credits) at end of period		(350)	(379)	26
Transition (assets)/liabilities at beginning of period		0	0
Transition (assets)/liabilities at end of period		0	0	0
Total loss recognized in accumulated other comprehensive income/(loss)		(276)	(285)
Other Postretirement Benefits Plan | Non-U.S. Plans
Changes in AOCI for retirement-related benefits
Net loss at beginning of period		86	183
Current period loss/(gain)		34	(93)
Curtailments and settlements		2	0
Amortization of net loss included in net periodic (income)/cost		1	(4)
Net loss at end of period		123	86	183
Prior service costs/(credits) at beginning of period		0	(4)
Current period prior service costs/(credits)		(1)	5
Curtailments, settlements and other		0	0
Amortization of prior service (costs)/credits included in net periodic (income)/cost		0	0
Prior service costs/(credits) at end of period		(1)	0	(4)
Transition (assets)/liabilities at beginning of period		0	0
Transition (assets)/liabilities at end of period		0	0	$ 0
Total loss recognized in accumulated other comprehensive income/(loss)		$ 122	$ 86

[1]	Amounts presented have not been recast to exclude discontinued operations.